VOYA EQUITY TRUST	VOYA FUNDS TRUST
Voya Corporate Leaders® 100 Fund	Voya Floating Rate Fund
Voya Global Multi-Asset Fund	Voya GNMA Income Fund
Voya Large-Cap Growth Fund	Voya Government Money Market Fund
Voya Large Cap Value Fund	Voya High Yield Bond Fund
Voya Mid Cap Research Enhanced Index Fund	Voya Intermediate Bond Fund
Voya MidCap Opportunities Fund	Voya Short Term Bond Fund
Voya Multi-Manager Mid Cap Value Fund	Voya Strategic Income Opportunities Fund
Voya Small Company Fund
Voya SmallCap Opportunities Fund
Voya U.S. High Dividend Low Volatility Fund
VOYA MUTUAL FUNDS	VOYA SEPARATE PORTFOLIOS TRUST
Voya Global Bond Fund	Voya Emerging Markets Corporate Debt Fund
Voya Global Diversified Payment Fund	Voya Emerging Markets Hard Currency Debt Fund
Voya Global High Dividend Low Volatility Fund	Voya Emerging Markets Local Currency Debt Fund
Voya Global Perspectives® Fund	Voya Investment Grade Credit Fund
Voya International High Dividend Low Volatility	Voya Securitized Credit Fund
Voya Multi-Manager Emerging Markets Equity Fund	Voya Target In-Retirement Fund
Voya Multi-Manager International Equity Fund	Voya Target Retirement 2025 Fund
Voya Multi-Manager International Factors Fund	Voya Target Retirement 2030 Fund
Voya Multi-Manager International Small Cap Fund	Voya Target Retirement 2035 Fund
Voya Russia Fund	Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund

VOYA SENIOR INCOME FUND

(each a "Registrant" and collectively the "Registrants")

and their respective series as identified below (each a "Fund" and collectively the "Funds")

Supplement dated December 6, 2021

to the Funds' current Class I shares Prospectuses

(each a "Prospectus" and collectively the "Prospectuses")

At the November 18, 2021 meeting of the Boards of Trustees (the "Board") of Voya Equity Trust, Voya Funds Trust, Voya Mutual Funds, Voya Senior Income Fund and Voya Separate Portfolios Trust, the Board approved a proposal to allow brokerage platforms to offer Class I shares via omnibus arrangements. The amendments to the Class I shares' investor eligibility requirements in each Fund's Prospectus will allow investors transacting in Class I shares through certain brokerage platforms that hold Class I shares of the Funds via omnibus arrangements to purchase such shares without being subject to a minimum investment amount.

Effective on or about December 1, 2021, the Funds' Prospectuses have been revised as follows:

Voya Equity Trust (except for Voya Multi-Manager Mid Cap Value Fund), Voya Funds Trust, Voya Mutual Funds (except for Voya Multi-Manager International Equity Fund) and Voya Separate Portfolios Trust

1.The paragraph following the table entitled "Minimum Initial Investment" in the section entitled "Purchase and Sale of Fund Shares" in each Fund's Prospectus is deleted and replaced with the following:

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements;

(ii)employees of Voya Investment Management Co. LLC ("Voya IM") who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares; and (b) such brokerage platforms' omnibus accounts.

Voya Multi-Manager International Equity Fund and Voya Multi-Manager Mid Cap Value Fund

2.The paragraph following the table entitled "Minimum Initial Investment" in the section entitled "Purchase and Sale of Fund Shares" in each Fund's Prospectus is deleted and replaced with the following:

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class I shares, there is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements;

(ii)employees of Voya Investment Management Co. LLC ("Voya IM") who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares; and (b) such brokerage platforms' omnibus accounts; or (iv) for members of the Adviser's Multi-Asset Strategies & Solutions team.

Voya Equity Trust (except for Voya Global Multi-Asset Fund)

3.Footnote 2 following the table in the sub-section entitled "Classes of Shares – Choosing a Share Class", in the Funds' Prospectus has been deleted and replaced with the following:

2.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya Investment Management Co. LLC ("Voya IM") who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts; or (iv) for members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

Voya Global Multi-Asset Fund, Voya Funds Trust (except for Voya Government Money Market Fund), Voya Global Diversified Payment Fund, Voya Global Perspectives® Fund and Voya Separate Portfolios Trust

4.Footnote 2 following the table in the sub-section entitled "Classes of Shares – Choosing a Share Class", in the Funds' Prospectuses has been deleted and replaced with the following:

2.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Voya Mutual Funds (except for Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund)

5.Footnote 2 following the table in the sub-section entitled "Classes of Shares – Choosing a Share Class", in the Funds' Prospectus has been deleted and replaced with the following:

2.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts; or (iv) for members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager International Equity Fund.

Voya Government Money Market Fund

6.Footnote 1 following the table in the sub-section entitled "Classes of Shares Choosing a Share Class", in the Fund's Prospectus has been deleted and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii)(a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Voya Senior Income Fund

7.Footnote 1 following the table in the sub-section entitled "Classes of Shares – Choosing a Share Class", in the Fund's Prospectus has been deleted and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii)(a) investors transacting in Class I Common Shares through brokerage platforms that invest in the Voya funds' Class I Common

Shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Voya Equity Trust (except for Voya Global Multi-Asset Fund)

8.The sub-section entitled "How to Buy Shares – Class I Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi- Manager Mid Cap Value Fund; and (12)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares; and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Voya Mutual Funds (except for Voya Global Diversified Fund and Voya Global Perspectives® Fund)

9.The sub-section entitled "How to Buy Shares – Class I Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative, as stated above; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; (11) members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi- Manager International Equity Fund; and (12)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares; and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Voya Funds Trust (except for Voya Government Money Market Fund), Voya Global Perspectives® Fund and Voya Separate Portfolios Trust

10.The sub-section entitled "How to Buy Shares – Class I Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management;

(10)other registered investment companies; and (11)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Voya Global Multi-Asset Fund, Voya Global Diversified Payment Fund and Voya Government Money Market Fund

11.The sub-section entitled "How to Buy Shares – Class I Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

Class I shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans; (2) 529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management;

(10)other registered investment companies; (11) shareholders holding Class I shares of other Voya mutual funds as of February 28, 2002, as long as they maintain a shareholder account; and (12)(a) investors purchasing Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Voya Senior Income Fund

12.The sub-section entitled "How to Buy Shares – Class I Common Shares" in the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

Class I Common Shares may be purchased without a sales charge by: (1) qualified retirement plans such as 401(a), 401(k), or other defined contribution plans and defined benefit plans;

(2)529 college savings plans; (3) insurance companies and foundations investing for their own account; (4) wrap programs offered by broker-dealers and financial institutions; (5) accounts of, or managed by, trust departments; (6) individuals whose accounts are managed by an investment adviser representative; (7) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (8) retirement plans affiliated with Voya Financial, Inc.; (9) Voya Financial, Inc. affiliates for purposes of corporate cash management; (10) other registered investment companies; and (11)(a) investors purchasing Class I Common Shares through brokerage platforms that invest in the Voya funds' Class I Common Shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts. An investor transacting in Class I Common Shares on such brokerage platforms may be required to pay a commission and/or other forms of compensation to the broker.

Voya Equity Trust (except for Voya Global Multi-Asset Fund)

13. Footnote 1 following the table in the sub-section entitled "How to Buy Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts; or (iv) members of the Adviser's Multi-Asset Strategies & Solutions team purchasing shares of Voya Multi-Manager Mid Cap Value Fund.

Voya Global Multi-Asset Fund, Voya Funds Trust, Voya Global Diversified Payment Fund, Voya Global Perspectives® Fund, and Voya Separate Portfolios Trust

14. Footnote 1 following the table in the sub-section entitled "How to Buy Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts.

Voya Mutual Funds (except for Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund)

15. Footnote 1 following the table in the sub-section entitled "How to Buy Shares" in the Funds' Prospectus is hereby deleted in its entirety and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; (iii) (a) investors transacting in Class I shares through brokerage platforms that invest in the Voya funds' Class I shares through omnibus accounts and have agreements with the Distributor to offer such shares and (b) such brokerage platforms' omnibus accounts; or (iv) members of the Adviser's Multi-Asset

Strategies & Solutions team purchasing shares of Voya Multi-Manager International Equity Fund.

Voya Senior Income Fund

16. Footnote 1 following the table in the sub-section entitled "How to Buy Shares" in the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

1.There is no minimum initial investment requirement for: (i) qualified retirement plans or other defined contribution plans and defined benefit plans that invest in the Voya funds through omnibus arrangements; (ii) employees of Voya IM who are eligible to participate in "notional" bonus programs sponsored by Voya IM; or (iii) (a) investors transacting in Class I Common Shares through brokerage platforms that invest in the Voya funds' Class I Common Shares through omnibus accounts and have agreements with the Distributor to offer such Common Shares and (b) such brokerage platforms' omnibus accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE